Note 9 - Employee Benefits - Restricted Stock Activity (Details) - Restricted Stock [Member]	12 Months Ended
Oct. 31, 2019 $ / shares shares
Granted (in shares)	0
The 2017 Stock Incentive Plan [Member]
Balance (in shares)	1,027,702
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.13
Granted (in shares)	30,360
Granted, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 4.69
Vested (in shares)	(912,841)
Vested, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.18
Forfeited (in shares)	(4,745)
Forfeited, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 2.54
Balance (in shares)	140,476
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.04